COMMITMENTS AND CONTINGENCIES (Details Narrative)			1 Months Ended
	Jun. 09, 2022 USD ($)	Dec. 14, 2020 Integer $ / shares shares	Sep. 25, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 17, 2020 USD ($)
Statement [Line Items]
Minimum percentage of founder share holders entitled to make demands		30.00%
Maximum number of demands for registration of securities | Integer		3
Deferred fee per unit				$ 0.35
Deferred underwriting fee payable | $					$ 9,660,000	$ 9,660,000
Income recognized from reduction of deferred underwriter fee | $	$ 9,660,000
Common Class A [Member]
Statement [Line Items]
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common Class C [Member]
Statement [Line Items]
Common stock, par value (in dollars per share)			$ 0.0001
Common Class B [Member]
Statement [Line Items]
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001
Common Class B [Member] | Merger Agreement
Statement [Line Items]
Common stock, par value (in dollars per share)		$ 0.0001
Merger Agreement
Statement [Line Items]
Percentage of common stock distributed			100.00%
Maximum term for automatic conversion of stock following the closing of the Merger			180 days
Stock price trigger			$ 12.00
Threshold trading days		20 days	20 days
Threshold consecutive trading days		30 days	30 days
Threshold net tangible assets | $			$ 5,000,001
Threshold aggregate gross purchase price of any other purchase of shares | $			$ 9,500,000
Lock-up period		180 days
Merger Agreement | CXApp
Statement [Line Items]
Number of shares issuable upon merger | shares			6,900,000
Term of breach unable to be cured, or is not cured			30 days
Termination fee | $			$ 2,000,000.0
Percentage of shares not be subject to foregoing lock-up		22.00%
Merger Agreement | CXApp | Common Class A [Member]
Statement [Line Items]
Percentage of stock as merger consideration			10.00%
Merger Agreement | CXApp | Common Class C [Member]
Statement [Line Items]
Percentage of stock as merger consideration			90.00%
Sponsor Support Agreement | Common Class A [Member]
Statement [Line Items]
Minimum number of shares issuable to sponsor | shares		5,150,000
Sponsor Support Agreement | Common Class B [Member]
Statement [Line Items]
Number of shares exchanged | shares		6,150,000
Inpixon | Separation Agreement | CXApp
Statement [Line Items]
Cash Contribution upon seperation | $			$ 10,000,000
C X App Common Stock [Member]
Statement [Line Items]
Common stock, par value (in dollars per share)			$ 0.00001